Operating leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Component of Lease Cost	The following components of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Operating lease cost	$2,053,911	$1,948,051	$1,177,689
Short-term lease cost	18,404	35,710	117,118
Total lease cost	$2,072,315	$1,983,761	$1,294,807

Schedule of Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:
	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$2,692,699	$1,559,148	$1,414,151
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,801,664	5,394,251	3,387,501

Schedule of Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	As of	As of
	December 31,	December 31,
	2023	2022
Operating lease right-of-use assets	$6,119,535	$5,343,608
Operating lease right-of-use assets – related parties	31,197	519,140
Total operating lease right-of-use assets	$6,150,732	$5,862,748

Operating lease liabilities, current	$1,764,259	$1,217,604
Operating lease liabilities – related parties, current	28,849	283,567
Operating lease liabilities, non-current	4,880,844	5,755,973
Operating lease liabilities – related party, non-current	2,348	-
Total operating lease liabilities	$6,676,300	$7,257,144

Weighted average remaining lease term of operating leases	4.90 Years	6.34 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

Schedule of Maturity Analysis of Operating Lease Liabilities	The Company’s maturity analysis of operating lease liabilities, including operating lease liabilities to related parties, as of December 31, 2023 is as follows:
Operating
Leases
2024	$2,142,561
2025	1,808,714
2026	983,979
2027	720,780
2028	754,036
Thereafter	1,399,884
Total lease payment	7,809,954
Less: imputed interest	(1,133,654)
Present value of operating lease liabilities	6,676,300
Less: current obligation	(1,793,108)
Long-term obligation at December 31, 2023	$4,883,192